Document And Entity Information	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Entity Emerging Growth Company	true
Entity File Number	001-41555
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address, Address Line One	601 Pennsylvania Avenue NW
Entity Address, Address Line Two	South Building, Suite 900
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	756-2245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ